Group balance sheet - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Property, plant and equipment	$ 1,422	$ 1,470
Goodwill	3,026	2,992
Intangible assets	1,032	1,110
Investments	9	8
Investments in associates	7	16
Other non-current assets	24	18
Retirement benefit assets	63	69
Deferred tax assets	350	274
Total non current assets	5,933	5,957
Current assets
Inventories	2,387	2,395
Trade and other receivables	1,381	1,300
Current tax receivable	34	33
Cash and cash equivalents	619	302
Total current assets	4,421	4,030
Total assets	10,354	9,987
Equity attributable to owners of the Company
Share capital	175	175
Share premium	615	615
Capital redemption reserve	20	20
Treasury shares	(66)	(94)
Other reserves	(497)	(405)
Retained earnings	5,018	4,906
Total equity	5,265	5,217
Non-current liabilities
Long-term borrowings and lease liabilities	3,258	2,319
Retirement benefit obligations	79	88
Other payables	95	35
Provisions	95	48
Deferred tax liabilities	31	9
Total non-current liabilities	3,558	2,499
Current liabilities
Bank overdrafts, borrowings, loans and lease liabilities	63	765
Trade and other payables	1,128	1,055
Provisions	108	233
Current tax payable	232	218
Total current liabilities	1,531	2,271
Total liabilities	5,089	4,770
Total equity and liabilities	$ 10,354	$ 9,987